Fair Value (Tables)	6 Months Ended
Feb. 29, 2020
Fair Value [Abstract]
Carrying Values And Estimated Fair Values
	February 29, 2020		August 31, 2019
	Carryingvalue	Estimatedfair value	Carryingvalue	Estimatedfair value
Liabilities
Long-term debt (including current portion)(1)	4,051	4,839	5,308	6,014
(1)	Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.